Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2018
Exploration For And Evaluation Of Mineral Resources [Abstract]
Exploration and evaluation assets

	December 31, 2018	December 31, 2017
Balance, beginning of year	$272,974	$308,462
Capital expenditures	10,567	7,118
Corporate acquisition (note 4)	97,858	—
Property acquisitions	514	—
Divestitures	(1,021)	(1,276)
Exploration and evaluation expense	(21,729)	(8,253)
Transfers to oil and gas properties (Note 7)	(13,866)	(20,198)
Foreign currency translation	13,638	(12,879)
Balance, end of year	$358,935	$272,974